Commitments and contingencies - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contingent liabilities	$ 0	$ 0	$ 0